Borrowing (Tables)	12 Months Ended
Dec. 31, 2023
Borrowing [Abstract]
Disclosure of detailed information about borrowings [text block]
The table below demonstrates the changes in the borrowings:

December 31, 2023

On December 31, 2021	1,005,787
Additions	250,000
Interest	175,338
Payment	(1,270,075)
Financial Instruments	(161,050)
On December 31, 2022	—
Additions	300,000
Interest	16,671
Payment	(109,613)
Financial Instruments	(17,631)
On December 31, 2023	189,427